Financial Instruments - Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
3 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 26,935	$ 26,583	$ 21,927
Change in Fair value	2,104	(3,524)	3,913
Cumulative change in FV	$ 6,473	$ 4,369	$ 4,108